As filed with the Securities and Exchange Commission on August 30, 2024
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 158	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 160	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 10, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

T-REX 2X LONG AMC DAILY TARGET ETF	T-REX 2X INVERSE AMC DAILY TARGET ETF
T-REX 2X LONG GME DAILY TARGET ETF	T-REX 2X INVERSE GME DAILY TARGET ETF
T-REX 2X LONG HOOD DAILY TARGET ETF	T-REX 2X INVERSE HOOD DAILY TARGET ETF
T-REX 2X LONG SMCI DAILY TARGET ETF	T-REX 2X INVERSE SMCI DAILY TARGET ETF
T-REX 2X LONG DJT DAILY TARGET ETF	T-REX 2X INVERSE DJT DAILY TARGET ETF
T-REX 2X LONG MARA DAILY TARGET ETF	T-REX 2X INVERSE MARA DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF	T-REX 2X INVERSE RBLX DAILY TARGET ETF
T-REX 2X LONG PLTR DAILY TARGET ETF	T-REX 2X INVERSE PLTR DAILY TARGET ETF
T-REX 2X LONG VKTX DAILY TARGET ETF	T-REX 2X INVERSE VKTX DAILY TARGET ETF
T-REX 2X LONG ARM DAILY TARGET ETF	T-REX 2X INVERSE ARM DAILY TARGET ETF
T-REX 2X LONG SHOP DAILY TARGET ETF	T-REX 2X INVERSE SHOP DAILY TARGET ETF
T-REX 2X LONG AMD DAILY TARGET ETF	T-REX 2X INVERSE AMD DAILY TARGET ETF
T-REX 2X LONG NFLX DAILY TARGET ETF	T-REX 2X INVERSE NFLX DAILY TARGET ETF
T-REX 2X LONG BA DAILY TARGET ETF	T-REX 2X INVERSE BA DAILY TARGET ETF
T-REX 2X LONG SNOW DAILY TARGET ETF	T-REX 2X INVERSE SNOW DAILY TARGET ETF
T-REX 2X LONG AVGO DAILY TARGET ETF	T-REX 2X INVERSE AVGO DAILY TARGET ETF
T-REX 2X LONG PANW DAILY TARGET ETF	T-REX 2X INVERSE PANW DAILY TARGET ETF
T-REX 2X LONG TSM DAILY TARGET ETF	T-REX 2X INVERSE TSM DAILY TARGET ETF
T-REX 2X LONG SQ DAILY TARGET ETF	T-REX 2X INVERSE SQ DAILY TARGET ETF
T-REX 2X LONG TLRY DAILY TARGET ETF	T-REX 2X INVERSE TLRY DAILY TARGET ETF
T-REX 2X LONG AI DAILY TARGET ETF	T-REX 2X INVERSE AI DAILY TARGET ETF
T-REX 2X LONG COIN DAILY TARGET ETF	T-REX 2X INVERSE COIN DAILY TARGET ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 10, 2024 as the new effective date for Post-Effective Amendment No. 142 to the Registration Statement filed on June 18, 2024 for the following funds:

T-REX 2X LONG AMC DAILY TARGET ETF	T-REX 2X INVERSE AMC DAILY TARGET ETF
T-REX 2X LONG GME DAILY TARGET ETF	T-REX 2X INVERSE GME DAILY TARGET ETF
T-REX 2X LONG HOOD DAILY TARGET ETF	T-REX 2X INVERSE HOOD DAILY TARGET ETF
T-REX 2X LONG SMCI DAILY TARGET ETF	T-REX 2X INVERSE SMCI DAILY TARGET ETF
T-REX 2X LONG DJT DAILY TARGET ETF	T-REX 2X INVERSE DJT DAILY TARGET ETF
T-REX 2X LONG MARA DAILY TARGET ETF	T-REX 2X INVERSE MARA DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF	T-REX 2X INVERSE RBLX DAILY TARGET ETF
T-REX 2X LONG PLTR DAILY TARGET ETF	T-REX 2X INVERSE PLTR DAILY TARGET ETF
T-REX 2X LONG VKTX DAILY TARGET ETF	T-REX 2X INVERSE VKTX DAILY TARGET ETF
T-REX 2X LONG ARM DAILY TARGET ETF	T-REX 2X INVERSE ARM DAILY TARGET ETF
T-REX 2X LONG SHOP DAILY TARGET ETF	T-REX 2X INVERSE SHOP DAILY TARGET ETF
T-REX 2X LONG AMD DAILY TARGET ETF	T-REX 2X INVERSE AMD DAILY TARGET ETF
T-REX 2X LONG NFLX DAILY TARGET ETF	T-REX 2X INVERSE NFLX DAILY TARGET ETF
T-REX 2X LONG BA DAILY TARGET ETF	T-REX 2X INVERSE BA DAILY TARGET ETF
T-REX 2X LONG SNOW DAILY TARGET ETF	T-REX 2X INVERSE SNOW DAILY TARGET ETF
T-REX 2X LONG AVGO DAILY TARGET ETF	T-REX 2X INVERSE AVGO DAILY TARGET ETF
T-REX 2X LONG PANW DAILY TARGET ETF	T-REX 2X INVERSE PANW DAILY TARGET ETF
T-REX 2X LONG TSM DAILY TARGET ETF	T-REX 2X INVERSE TSM DAILY TARGET ETF
T-REX 2X LONG SQ DAILY TARGET ETF	T-REX 2X INVERSE SQ DAILY TARGET ETF
T-REX 2X LONG TLRY DAILY TARGET ETF	T-REX 2X INVERSE TLRY DAILY TARGET ETF
T-REX 2X LONG AI DAILY TARGET ETF	T-REX 2X INVERSE AI DAILY TARGET ETF
T-REX 2X LONG COIN DAILY TARGET ETF	T-REX 2X INVERSE COIN DAILY TARGET ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 142 to the Registration Statement. This Post-Effective Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 147 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 158 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of August, 2024.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*Mary Lou H. Ivey		Trustee	August 30, 2024

*Laura V. Morrison		Trustee	August 30, 2024

*Theo H. Pitt, Jr.		Trustee	August 30, 2024

* Dr. David J. Urban		Trustee	August 30, 2024

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	August 30, 2024
Karen M. Shupe
August 30, 2024
/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney